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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year of Quarter Ended 31st DECEMBER, 1998.

If amended report check here: |_|

ARTHUR H. SHEER
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


444 MADISON AVENUE SUITE 605           NEW YORK           NY           10022
--------------------------------------------------------------------------------
Business Address         (Street)       (City)         (State)        (Zip)


DAVID SHEER         212-599-6060        VICE PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                   ATTENTION
--------------------------------------------------------------------------------
  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NY on the 31st day of MARCH, 1999.

                                                   ARTHUR H. SHEER
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                            /s/ Arthur H. Sheer
                                      ------------------------------------------
                                          (Manual Signature of Person Duly
                                          Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:
--------------------------------------    --------------------------------------
1.                                        6.
--------------------------------------    --------------------------------------
2.                                        7.
--------------------------------------    --------------------------------------
3.                                        8.
--------------------------------------    --------------------------------------
4.                                        9.
--------------------------------------    --------------------------------------
5.                                        10.
--------------------------------------    --------------------------------------

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          72

Form 13F Information Table Value Total:     243,397

                             SHEER ASSET MANAGEMENT
                                    FORM 13F
                      Name of Reporting Manager: Art Sheer
                                 As of 12-31-98

                                                                        Item 4:
                                                        Item 3:       Fair Market            Item 5:
           Item 1:                    Item 2:            CUSIP           Value              Shares of
        Name of Issuer             Title of Class        Number         (x$1000)         Principal Amount
------------------------------- --------------------    --------     -------------       ----------------
AMAZON COM INC COM                 COMMON STOCK        023135106          3,470           10,800.000
AMER. INTL GROUP INC               COMMON STOCK        026874107            232            2,402.000
AMERICAN HOME PRODUCTS             COMMON STOCK        026609107            815           14,450.000
CORP.
ARCHER DANIELS MIDLAND             COMMON STOCK        039483102          2,338          136,507.046
AT HOME CORP COM SER A             COMMON STOCK        045919107         10,421          140,350.000
ATLANTIC RICHFIELD CO              COMMON STOCK        048825103            553            8,460.000
BELLSOUTH CORP                     COMMON STOCK        079860102            228            4,564.000
BIO-TECH GENERAL                   COMMON STOCK        090578105          2,417          348,425.000
BRISTOL MYERS SQUIBB               COMMON STOCK        110122108            618            4,619.000

CENTEX CORPORATION                 COMMON STOCK        152312104          9,254          205,350.000
CHEVRON CORP.                      COMMON STOCK        166751107          4,820           58,110.052
COMPUTER SCIENCES CORP COM         COMMON STOCK        205363104            311            4,846.000
CONECTIV INC COM                   COMMON STOCK        206829103            307           12,550.000
CONSUMER PORTFOLIO SVC COM -       COMMON STOCK        210502100             80           20,660.000
RESTRI
CORNING INC                        COMMON STOCK        219350105          5,832          129,600.000
CREATIVE BIOMOLECULES COM          COMMON STOCK        225270107          2,595          703,835.000
E.I. DU PONT DE NEMOURS & CO.      COMMON STOCK        263534109          3,090           58,226.782
EBAY INC COM                       COMMON STOCK        278642103          3,209           13,300.000
ELAN ENERGY INC COM                COMMON STOCK        283904100            142           20,000.000
FIRST AUSTRALIA PRIME COM          COMMON STOCK        318653102            102           18,120.000
FIRST UN CORP COM                  COMMON STOCK        337358105         11,579          190,411.953
FIRSTENERGY CORP COM               COMMON STOCK        337932107            394           12,100.009
FLORIDA PROGRESS CORP              COMMON STOCK        341109106            372            8,300.000
FORTUNE BRANDS INC                 COMMON STOCK        349631101          4,080          129,001.996
G T E CORPORATION                  COMMON STOCK        362320103         10,067          154,873.359
GILEAD SCIENCES INC.               COMMON STOCK        375558103          8,955          218,075.000
HEINZ H J CO COM                   COMMON STOCK        423074103          6,969          123,080.668
HERTZ CORP CL A                    COMMON STOCK        428040109          9,631          211,101.076
IDACORP INC COM                    COMMON STOCK        451107106            279            7,700.000
IMS HEALTH INC COM                 COMMON STOCK        449934108         10,976          145,500.000
KANSAS CITY PWR&LT CO COM          COMMON STOCK        485134100            356           12,000.000
KANSAS CITY SOUTHN IND COM         COMMON STOCK        485170104          9,041          183,800.893
KLM ROY DUT/ARL NY                 COMMON STOCK        482516101            369           12,310.000

                             SHEER ASSET MANAGEMENT
                                    FORM 13F
                      Name of Reporting Manager: Art Sheer
                                 As of 12-31-98

                                                                           Item 4:
                                                             Item 3:     Fair Market         Item 5:
       Item 1:                          Item 2:              CUSIP          Value           Shares of
    Name of Issuer                   Title of Class          Number       (x$1000)         Principal Amt
    --------------                   --------------          ------       --------         -------------
KOPIN CORP COM                        COMMON STOCK         500600101         778        37,O5O.000
LEARNING COMPANY INC                  COMMON STOCK         522008101       8,276       316,800.000
MEDIMMUNE INC COM                     COMMON STOCK         584699102       6,732        67,700.000
MELLON BANK CORP                      COMMON STOCK         585509102      10,046       146,122.511
MERCK & COMPANY INC.                  COMMON STOCK         589331107         912         6,180.000
MICRON TECHNOLOGY INC COM             COMMON STOCK         595112103       2,543        50,300.000
MONSANTO CO                           COMMON STOCK         611662107       8,184       172,300.287
MONTANA POWER CO COM                  COMMON STOCK         612085100         696        12,300.000
NEW CENTURY ENERGIES COM              COMMON STOCK         64352U103         478         9,800.000
NEWPARK RES INC COM PAR               COMMON STOCK         651718504       3,270       479,950.000
$.01 NEW
NORTHERN BORDER PART.                 COMMON STOCK         664785102         335       10,300.000
NUI CORP                              COMMON STOCK         629430109         241        9,000.000
OCWEN FINL CORP COM                   COMMON STOCK         675746101         123       10,000.000
OGDEN CORP COM                        COMMON STOCK         676346109       3,513      140,168.000
PACIFIC CORP                          COMMON STOCK         695114108         295       14,000.000
PFIZER INC.                           COMMON STOCK         717081103      12,782      102,252.279
PUBLIC SVC ENTERPRISE                 COMMON STOCK         744573106         576       14,400.000
RAYTHEON CO CL A                      COMMON STOCK         755111309       6,227      120,466.894
SASKATCHEWAN WHEAT CL B               COMMON STOCK         803914100         146       22,400.000
NON-VTG
SEA CONTAINERS LTD CL A               COMMON STOCK         811371707       1,888       63,063.001
SENETEK PLC SPONSORED ADR             COMMON STOCK         817209307          24       15,000.000
SPEEDWAY MOTORSPORTS COM              COMMON STOCK         847788106         403       14,150.000
SUN MICROSYSTEMS INC COM              COMMON STOCK         866810104       6,803       79,450.000
SUNCOR INC                            COMMON STOCK         867229106       4,526      151,500.000
T J X COS. INC.                       COMMON STOCK         872540109       1,512       52,130.342
TELECOMUNICACOE BRASIL                COMMON STOCK         879287308       4,805       66,100.000
SPONSORED AD
UGI CORPORATION                       COMMON STOCK         902681105       5,245      220,824.706
UNITED HEALTHCARE CORP COM            COMMON STOCK         910581107       7,026      163,150.000
USA NETWORK                           COMMON STOCK         902984103       6,292      189,950.000
USEC INC COM                          COMMON STOCK         90333E108         558       40,200.000
WESTERN RES INC COM                   COMMON STOCK         959425109       4,647      139,757.666
WINSTAR COMMUNICATIONS COM            COMMON STOCK         975515107       1,595       40,900.000
XEROX CORP.                           COMMON STOCK         984121103       7,015       59,452.444

                                                                            Item 4:
                                                             Item 3:      Fair Market         Item 5:
       Item 1:                          Item 2:              CUSIP          Value           Shares of
    Name of Issuer                   Title of Class          Number        (x$1000)       Principal Amt
    --------------                   --------------          ------         -----          -------------
    COMMON TOTALS                                                           242,394        6,385,547,866

                             SHEER ASSET MANAGEMENT
                                    FORM 13F
                      Name of Reporting Manager: Art Sheer
                                 As of 12-31-98

                                                                                  Item 4:
                                                                   Item 3:       Fair Market            Item 5:
           Item 1:                               Item 2:            CUSIP           Value              Shares of
        Name of Issuer                        Title of Class        Number        (x$1000)           Principal Amt
-----------------------------------        --------------------    --------     -------------       -------------
 ABN AMRO CAP FDG TR I PFD GT TR 7.5        PREFERRED STOCK                         207                 8,000.00
 DESIGNER FIN TR TOPRS                      PREFERRED STOCK         250570207       216                 6,000.00
 METROMEDIA INTL GROUP PFD CONV%            PREFERRED STOCK         591695200       286                10,800.00
 STATION CASINOS INC PFD CONV               PREFERRED STOCK         857689202       235                 5,900.00

COLUMN TOTALS                                                                       944                30,700.00

                            SHEER ASSET MANAGEMENT
                                    FORM 13F
                      Name of Reporting Manager: Art Sheer
                                 As of 12-31-98

                                                                             Item 4:
                                                        Item 3:           Fair Market            Item 5:
       Item 1:                       Item 2:             CUSIP               Value              Shares of
   Name of Issuer                Title of Class         Number              (x$1000)         Principal Amount
   --------------                --------------         ------              --------         ----------------
      0.000% Due 08-15-05
      POTOMAC ELEC PWR CO          CONVERTIBLE         737679BL3              41               40,000
                                   BONDS

      7.000% Due 01-15-18
      WESTON ROY F INC             CONVERTIBLE         961137AA4              18               20,000
                                   BONDS

      7.000% Due 04-15-02

COLUMN TOTALS                                                                 59               60,000